Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Use of estimates:
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair value and useful life of intangible assets, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for bad debt and provision for returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars:
b.	Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars (“dollar” or “dollars”). The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries, other than the Company’s German subsidiary, operate. Thus, the functional and reporting currency of the Company and its subsidiaries, other than the Company’s German subsidiary, is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s results of operations as finance expenses, net in the period in which the currency exchange rates change.

For the Company’s subsidiary in Germany whose functional currency is the Euro all amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of income have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders’ equity.

Principles of consolidation:
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany have been eliminated upon consolidation.

Cash equivalents:
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Short-term deposits:
e.	Short-term deposits:

Short-term bank deposits are deposits with an original maturity of more than three months but less than one year from the date of acquisition. The deposits are presented at their cost including accrued interest.

Marketable securities
f.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

The Company classifies marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in finance expenses, net.

The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in finance expenses, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired (“OTTI”), the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss). The Company did not recognize OTTI on its marketable securities in 2015.

Inventories:
g.	Inventories:

Inventories are measured at the lower of cost or market value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales.

Cost of inventories is determined as follows:

Raw and packing materials - on the basis of weighted average cost.

Finished goods - on the basis of average costs of materials, and other direct manufacturing cost.

Inventory write off have been provided to cover risks arising from dead and slow moving items, technological obsolescence and excess inventories according to revenue forecasts.

During the years ended December 31, 2013, 2014 and 2015 the Company recorded inventory write off in a total amount of $369, $287 and $824, respectively.

Property and equipment:
h.	Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and amortization and accumulated impairment losses. Depreciation and amortization is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Office furniture and equipment	7 - 20
Computer, peripheral equipment and software	33
Machinery and equipment	15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Intangible assets:
i.	Intangible assets:

Acquired Intangible assets with definite lives are amortized over their estimated useful lives. The Company amortizes intangible assets on a straight-line basis with definite lives over periods ranging from six and a half to ten years.

Impairment of long lived assets and intangible assets subject to amortization:
j.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2013, 2014 and 2015, no impairment losses were recorded.

Business combinations:
k.	Business combinations:

The Company accounted for business combinations in accordance with ASC No. 805, "Business Combinations" (ASC No. 805"). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of income. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of income.

Acquisition related costs are expensed to the statements of income in the period incurred.

Revenue recognition:
l.	Revenue recognition:

The Company generates revenues from the sale of its systems, inks and consumable products and from services to its products. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors.

Revenues from system sales are recognized in accordance with ASC No. 605, "Revenue Recognition" upon installation, provided that the collection of the resulting receivable is probable, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Revenues from selling these products to independent distributors who do not install the systems are deferred until the Company’s products are installed in the customers’ premises by the Company’s service and support teams, provided that all other revenue recognition criteria are met. Revenues from selling products to independent distributors who install these systems are recognized upon delivery, provided that all other revenue recognition criteria are met. In respect of sale of products, installation of the systems and training, the Company considers the element in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation and training are essential to the functionality of the systems. Therefore, the Company recognizes revenue for the systems only upon installation and training when installation and training are the Company's responsibility. When the installation and training are not being performed by the Company, the Company would recognize the revenues upon delivery in accordance with the agreed-upon delivery terms once all other revenue recognition criteria have been met.

The Company considers all arrangements with payment terms extending beyond the standard payment terms not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

Revenues from ink and other consumable products when sold separately are generally recognized upon shipment assuming all other revenue recognition criteria have been met.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC 605, which is estimated, based primarily on historical experience as well as management judgment, and is recorded as reduction of revenue. Such provision amounted to $84, $348 and $ 396 as of December 31, 2013, 2014 and 2015, respectively.

Deferred revenue includes amounts received from customers for which revenue has not yet been recognized.

In cases where the Company’s customers trade-in old systems as part of sales of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be determined.

Shipping and Handling:
m.	Shipping and Handling:

Shipping and handling fees charged to the Company's customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues. Revenues from shipping in the years ended December 31, 2013, 2014 and 2015 were $681, $931 and $719 respectively.

Cost of revenues:
n.	Cost of revenues:
Cost of revenues is comprised mainly of cost of systems and ink production, employees' salaries and related costs, allocated overhead expenses, import taxes and royalties.
Warranty costs:
o.	Warranty costs:

The Company generally provides a one year warranty for all of its systems. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management's estimates. Factors that affect the Company's warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The followings are the changes in the liability for product warranty from January 1, 2014 to December 31, 2015:

Balance at January 1, 2014	471

Provision for warranties issued during the year	1,354
Reduction for payments and costs to satisfy claims	(1,141)

Balance at December 31, 2014	684

Provision for warranties issued during the year	1,700
Reduction for payments and costs to satisfy claims	(1,444)

Balance at December 31, 2015	940

Research and development expenses:
p.	Research and development expenses:
Research and development expenses are charged to the statement of income, as incurred.
Accounting for share-based compensation:
q.	Accounting for share-based compensation:

The Company accounts for share based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The Company selected the binomial option pricing model as the most appropriate fair value method for its share-based compensation awards with the following assumptions for the years ended December 31, 2013, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015

Suboptimal exercise multiple	3.0-10.0	2.0-10.0	2.0-2.5
Risk free interest rate	0.1%-2.5%	0.1%-2.5%	0.2%-2.2%
Volatility	50%-55%	50%-55%	50%-55%
Dividend yield	0%	0%	0%

The expected volatility is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option's expected term. The computation of the suboptimal exercise multiple based on empirical studies, the early exercise factor of public companies is approximately 100% for employees and 150% for managers. The early exercise factor of grantees in private companies is expected to be higher due to the lack of marketability that leads to longer exercise period of the options.

The forfeiture rates are based the activity status of the options granted between the years 2004 and 2015. The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The following table sets forth the total share based compensation expense included in the consolidated statements of income for the years ended December 31, 2013, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$11	$96	$306
Research and development	21	86	281
Sales and marketing	66	207	537
General and administrative	28	508	1,259

Total share-based compensation expense	$126	$897	$2,383

Derivatives and hedging:
r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging" ("ASC No. 815"). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

Starting 2015, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels ("NIS"). As of December 31, 2015, the fair value of the Company's outstanding forward and option contracts amounted to $28 which is included within accrued expenses and other current liabilities in the balance sheets. The Company measured the fair value of these contracts in accordance with ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), and they were classified as level 2.

As of December 31, 2015, the notional principal amount of the hedging contracts to sell U.S. dollars held by the Company was $8,453.

Advertising
s.	Advertising
Advertising costs are charged to operations as incurred and were $501, $437 and $283 for the years ended December 31, 2013, 2014 and 2015, respectively.
Income taxes:
t.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet.

The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company has early adopted this standard in the fourth quarter of 2015 on a retrospective basis. Prior periods have been retrospectively adjusted.

As a result of the adoption of ASU 2015-17, the Company made the following adjustments to the 2014 balance sheet: a $323 decrease to current deferred tax assets, a $201 increase to noncurrent deferred tax asset and a decrease of $122 to noncurrent deferred tax liability.

Concentrations of credit risks:
u.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company's and its subsidiaries' cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company attempt to limit its exposure to interest rate risk by investing in securities with maturities of less than three years; however, The Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. Bad debt expenses for the years ended December 31, 2013, 2014 and 2015, were 0, 0 and $21 respectively.

Severance pay:
v.	Severance pay:

The majority of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one month salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2013, 2014 and 2015 were $620, $1,015 and $1,354 respectively.

Fair value of financial instruments:
w.	Fair value of financial instruments:

The carrying amount of cash, cash equivalents, short term bank deposits, trade receivables, other accounts receivable, trade payables and other accounts payable approximates fair value due to the short-term maturities of these instruments. Marketable securities and derivative instruments are carried at fair value.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its marketable securities and foreign currency derivative instruments at fair value. Marketable securities and foreign currency derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Comprehensive income:

x.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC No. 220, "Comprehensive Income." Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments, unrealized gains and losses on available-for-sale securities and unrealized gain and losses from foreign currency translation adjustments.

Basic and diluted net income per share:
y.	Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260, "Earnings Per Share".

For the years ended December 31, 2013 and 2014 all outstanding options have been included at the calculation of the diluted earnings per share since their effect was dilutive. The total number of shares related to the outstanding options excluded from the calculation of diluted net earnings per share was 762,152 for the year ended December 31, 2015.

Impact of recently issued accounting standard not yet adopted:
z.	Impact of recently issued accounting standard not yet adopted:

1.	In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services.

As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The Company is still evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

2.	In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)", which will replace the existing guidance in ASC 840, "Leases." The updated standard aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. This ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods; early adoption is permitted and modified retrospective application is required. The Company is in the process of evaluating this guidance to determine the impact it will have on its financial statements.